OTHER INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure of Equity Units [Line Items]
Commitments outstanding	$ 2,600	$ 2,600
Future operating lease obligations	3,800
Land leases with agreements expiring in 2065	1,900
Insurance for damage and business interruption costs	4,000
Subsidiary preferred equity units	1,597	1,574
Subsidiaries
Disclosure of Equity Units [Line Items]
Subsidiary preferred equity units			$ 1,800
Preferred equity units exchangeable (in dollars per unit)			$ 25.70
Percentage of equity unit at exchange price (less than)			80.00%
Tranche One | Subsidiaries
Disclosure of Equity Units [Line Items]
Subsidiary preferred equity units			$ 600
Tranche Two | Subsidiaries
Disclosure of Equity Units [Line Items]
Subsidiary preferred equity units			600
Tranche Three | Subsidiaries
Disclosure of Equity Units [Line Items]
Subsidiary preferred equity units			$ 600
Renewable Power
Disclosure of Equity Units [Line Items]
Payments for development project expenditure	140	67
Real Estate
Disclosure of Equity Units [Line Items]
Payments for development project expenditure	223	300
Infrastructure
Disclosure of Equity Units [Line Items]
Payments for development project expenditure	927	390
Investment property under construction or development
Disclosure of Equity Units [Line Items]
Capital expenditures	$ 203	$ 229